Investment at Amortized Cost	12 Months Ended
Dec. 31, 2024
Investment at Amortized Cost [Abstract]
Investment at amortized cost
17.	Investment at amortized cost

	As of December 31,
	2023	2024
	$’000	$’000
Short-term investments at amortized cost	7,000	—
Long-term investments at amortized cost	24,849	—
Total	31,849	—

Short-term investment at amortized cost represent time deposits placed with banks with original maturities between three months and one year.

Long-term investment at amortized cost represent time deposits placed with banks with original maturities more than one year.

Interests received from investment at amortized cost were recorded in the Other operating income, net. As of December 31, 2024, all such investments have been recovered.